Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Columbia Intermediate Duration Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,590	$ 10,724	$ 10,478	$ 11,612	$ 11,316	$ 11,055	$ 10,242	$ 10,364	$ 10,222	$ 9,898	$ 9,704
Columbia Intermediate Duration Municipal Bond Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,183	11,252	10,971	12,122	11,791	11,507	10,639	10,734	10,576	10,211	10,000
Columbia Intermediate Duration Municipal Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,217	10,443	10,264	11,430	11,207	11,019	10,285	10,465	10,398	10,124	10,000
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,186	11,254	10,973	12,123	11,791	11,507	10,640	10,735	10,576	10,220	10,000
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 12,275	11,328	11,036	12,199	11,846	11,553	10,674	10,773	10,596	10,220	10,000
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,282	11,330	11,033	12,186	11,840	11,541	10,659	10,741	10,576	10,220	10,000
Columbia Intermediate Duration Municipal Bond Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,185	11,254	10,973	12,123	11,791	11,507	10,640	10,735	10,576	10,220	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,358	$ 11,458	$ 11,179	$ 12,369	$ 12,135	$ 11,686	$ 10,757	$ 10,829	$ 10,611	$ 10,264	$ 10,000